Subordinated Debt Securities	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Subordinated Debt Securities

NOTE 28. SUBORDINATED DEBT SECURITIES
Subordinated Debt Securities with Public Offering
The Company has the following subordinated debt securities not convertible into shares issued under the Global Programs detailed in Note 27 as of the close of the fiscal year:

Company	Placement Date	Currency	ON Class	Nominal Value		Term		Maturity Date	Rate	Book Value as of 12.31.25(*)	Book Value as of 12.31.24(*)
Banco de Galicia y Buenos Aires S.A.	07.19.16	US$	II	USD	250000	120 months	(1)	07.19.26	(2)	376,190,745	350,069,829
(*) It includes principal and interest.
(1) Amortization shall be fully made upon maturity, on July 19, 2026, unless redeemed, at the issuer’s option, fully at a price equal to 100% of the outstanding principal plus accrued and unpaid interest.
(2) Fixed 8.25% rate p.a. (as from the issuance date to July 19, 2021, inclusively); and margin to be added to the nominal Benchmark Readjustment Rate of 7.156% p.a. to the due date of Debt securities. Such interest shall be payable semiannually on January 19 and July 19 as from 2017.
The net proceeds from this issuance of debt securities was applied to investments in working capital, loans, other loans and other uses envisaged by the provisions of the Law on Debt securities and the Argentine Central Bank regulations.
The repurchases of Own Subordinated Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.25	Book Value(*) as of 12.31.25
Banco de Galicia y Buenos Aires S.A.	II	733	1,105,438
Total			1,105,438
Subordinated Negotiable Obligations without public offering
As of December 31, 2025, the Group holds in its portfolio non-convertible into shares, subordinated, without public offer, and privately negotiable obligations issued by the absorbed company Banco GGAL S.A. for a nominal value of US$100,000, bearing an interest rate of 5.25% per annum and maturing on October 30, 2027.
Related-party information is disclosed in Note 51.